BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Other (Details) ₽ in Millions, $ in Millions					12 Months Ended
	Oct. 05, 2018 RUB (₽)	Feb. 07, 2018 RUB (₽)	Dec. 22, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Total purchase consideration	₽ 259	₽ 53,261	₽ 595	₽ 401
Cash and cash equivalents	20	20,762
Property and equipment		70
Intangible assets	357	7,257	82	59
Goodwill	622	42,026	639	274	₽ 52,662	₽ 9,328	₽ 52,205	$ 662.1	$ 667.9
Deferred tax assets	5			₽ 68
Deferred tax liabilities	₽ 57	₽ 1,508	₽ 16
Other acquisitions
Business Acquisition [Line Items]
Total purchase consideration					751	66
Cash and cash equivalents					17
Property and equipment					14
Intangible assets					130	30
Goodwill					792	29
Deferred tax assets						₽ 7
Deferred tax liabilities					15
Redeemable noncontrolling interests					209
Net current assets					₽ 22